Deferred tax - Movements in net deferred tax asset/(liability) (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Movements in net deferred tax asset
Net deferred tax assets/(liabilities) at beginning of period			£ 24,927	£ 17,607	£ 17,607
Credited to the statement of profit or loss (Note 11)	£ (1,098)	£ 7,542	781	7,311	7,728
Credited to other comprehensive income (Note 11)	23	1,389	338	861	(408)
Net deferred tax assets/(liabilities) at end of period	£ 26,046	£ 25,779	£ 26,046	£ 25,779	£ 24,927
US
Movements in net deferred tax asset
Corporate tax rate			21.00%
UK
Movements in net deferred tax asset
Corporate tax rate			25.00%